Segment Reporting and Geographic Information - Summary of Revenue Based on Products for Company's Significant Product Categories (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Keys	Dec. 31, 2012 Successor Keys	Dec. 31, 2011 Successor Keys	Dec. 31, 2010 Successor Engraving	Dec. 31, 2012 Successor Engraving	Dec. 31, 2011 Successor Engraving	Dec. 31, 2010 Successor Letters, numbers and signs	Dec. 31, 2012 Successor Letters, numbers and signs	Dec. 31, 2011 Successor Letters, numbers and signs	Dec. 31, 2010 Successor Fasteners	Dec. 31, 2012 Successor Fasteners	Dec. 31, 2011 Successor Fasteners	Dec. 31, 2010 Successor Threaded rod	Dec. 31, 2012 Successor Threaded rod	Dec. 31, 2011 Successor Threaded rod	Dec. 31, 2010 Successor Code cutter	Dec. 31, 2012 Successor Code cutter	Dec. 31, 2011 Successor Code cutter	Dec. 31, 2010 Successor Builders hardware	Dec. 31, 2012 Successor Builders hardware	Dec. 31, 2011 Successor Builders hardware	Dec. 31, 2010 Successor Other	Dec. 31, 2012 Successor Other	Dec. 31, 2011 Successor Other	May 28, 2010 Predecessor	May 28, 2010 Predecessor Keys	May 28, 2010 Predecessor Engraving	May 28, 2010 Predecessor Letters, numbers and signs	May 28, 2010 Predecessor Fasteners	May 28, 2010 Predecessor Threaded rod	May 28, 2010 Predecessor Code cutter	May 28, 2010 Predecessor Builders hardware	May 28, 2010 Predecessor Other
Revenue from External Customer [Line Items]
Net sales	$ 143,919	$ 131,682	$ 148,169	$ 147,241	$ 128,373	$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526	$ 276,680	$ 555,465	$ 506,526	$ 48,897	$ 86,943	$ 85,410	$ 17,038	$ 48,979	$ 41,734	$ 22,026	$ 32,251	$ 33,079	$ 154,319	$ 308,770	$ 279,564	$ 17,360	$ 33,326	$ 31,135	$ 1,844	$ 2,851	$ 3,312	$ 3,137	$ 16,370	$ 10,080	$ 12,059	$ 25,975	$ 22,212	$ 185,716	$ 32,716	$ 12,242	$ 12,859	$ 103,457	$ 12,471	$ 1,377	$ 1,753	$ 8,841